Parent company (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and dividend income	SFr 12,251	SFr 9,658	SFr 11,261
Interest expense	(6,910)	(3,847)	(5,313)
Net interest income	5,341	5,811	5,948
Commissions and fees	8,853	13,165	11,853
Trading revenues	(451)	2,431	3,295
Other revenues	1,178	1,289	1,293
Net revenues	14,921	22,696	22,389
Provision for credit losses	16	4,205	1,096
Compensation and benefits	8,813	8,963	9,890
General and administrative expenses	7,782	7,159	6,523
Commission expenses	1,012	1,243	1,256
Goodwill impairment	23	1,623	0
Restructuring expenses	533	103	157
Total other operating expenses	9,350	10,128	7,936
Total operating expenses	18,163	19,091	17,826
Income/(loss) before taxes	(3,258)	(600)	3,467
Income tax expense/(benefit)	4,048	1,026	801
Net income/(loss)	(7,306)	(1,626)	2,666
Other comprehensive income/(loss), net of tax	4,467	1,830	(2,887)
Comprehensive income/(loss)	(2,839)	204	(221)
Parent Company [Member]
Dividends from Subsidiaries	632	12	24
Interest and dividend income	2,618	2,124	1,633
Interest expense	(2,708)	(2,173)	(1,649)
Net interest income	542	(37)	8
Commissions and fees	3	6	18
Trading revenues	(3)	(6)	12
Other revenues	63	36	78
Net revenues	605	(1)	116
Compensation and benefits	56	25	84
General and administrative expenses	82	74	62
Commission expenses	0	0	2
Goodwill impairment		1,623
Total other operating expenses	82	74	64
Total operating expenses	138	99	148
Income/(loss) before taxes	467	(100)	(32)
Income tax expense/(benefit)	0	(4)	(5)
Undistributed earnings/(loss) of subsidiaries and other affiliates	(7,760)	(1,554)	2,696
Net income/(loss)	(7,293)	(1,650)	2,669
Other comprehensive income/(loss), net of tax	4,476	1,824	(2,881)
Comprehensive income/(loss)	(2,817)	174	(212)
Subsidiaries [Member]
Interest and dividend income	2,618	2,124	1,633
Interest expense	10	54	39
Trading revenues	(2,168)	(802)	550
Other revenues	61	36	77
Group Parent company - subsidiary that holds a banking license [Member]
Dividends from Subsidiaries	570	10	10
Group Parent company - subsidiary that doesn't hold a banking license [Member]
Dividends from Subsidiaries	SFr 62	SFr 2	SFr 14